SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Segment Reporting
Year ended December 31,
	2010	2011	2012
Revenue:
MMP SoC for portable media players	$37,434	$47,168	$54,150
Testing solutions	151	317	179
	$37,585	$47,485	$54,329
Gross profit:
MMP SoC for portable media players	$14,588	$18,347	$19,143
Testing solutions	70	141	79
	$14,658	$18,488	$19,222